Loan Commitments and Other Related Activities (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Loan Commitments and Other Related Activities [Abstract]
Contractual Amounts of Financial Instruments Off-Balance-Sheet Risk
The contractual amounts of financial instruments with off-balance-sheet risk at year-end were as follows:

	2019	2018
	(In thousands)
Commitments to make loans	$5,930	$10,875
Unused lines of credit – variable rates	1,970	1,491